SCHEDULE OF UNVESTED RESTRICTED SHARES ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Equity [Abstract]
Restricted Shares, Beginning balance	5,947	1,030	9,844
Weighted Average Price Per Share, Beginning balance	$ 50.00	$ 75.00	$ 187.20
Restricted Shares, Granted	2,000	19,115	644
Weighted Average Price Per Share, Granted	$ 8.55	$ 29.20	$ 45.60
Restricted Shares, Vested/adjustments	(259)	(14,198)	(9,458)
Weighted Average Price Per Share, Vested/adjustments	$ 101.60	$ 29.00	$ 189.60
Restricted Shares, Ending balance	7,688	5,947	1,030
Weighted Average Price Per Share, Ending balance	$ 36.64	$ 50.00	$ 75.00